Condensed financial information of the parent company (unaudited) (Details) - Schedule of cash flow statements - Parent Company [Member] - USD ($)	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 35,806	$ 38,811
Adjustments to reconcile net income to cash used in operating activities:
Equity in income of subsidiaries and VIE	(35,806)	(38,811)
Net cash used in operating activities
CHANGES IN CASH
CASH, beginning of period
CASH, end of period